Shareholders' Equity - Schedule of Treasury Shares (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Shareholders Equity[abstract]
Beginning balance	$ 51.8
Used for stock options plan	(20.4)
Ending balance	$ 31.4
Quantity, Beginning balance | shares	7,423,705
Quantity, Used for stock options plan | shares	(2,446,007)
Quantity, Ending balance | shares	4,977,698
Share value, Beginning balance | $ / shares	$ 7.0
Share value, Used for stock options plan | $ / shares	8.3
Share value, Ending balance | $ / shares	$ 6.3
Net income of uses, Used for stock options plan	$ 10.9
Net income of uses, Ending balance	$ 10.9